Other Long-Term Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Other Long-Term Liabilities
8.	Other Long-Term Liabilities
Other long-term liabilities consisted of the following (in thousands):

	September 30, 2022	December 31, 2021

Deferred rent	$—	$2,725
Lease incentive obligation	—	3,936
Other	—	190

Other Long-Term Liabilities	$—	$6,851

10. Other Long-Term Liabilities
Other long-term liabilities consisted of the following (in thousands):

December 31,	2021	2020
Deferred rent	$2,725	$2,693
Lease incentive obligation	3,936	4,542
Other	190	2,725

Other Long-Term Liabilities	$6,851	$9,960